Risk Management and Financial Instruments (Details) - Schedule of Sensitivity Analysis Fair Value Asset and Liability - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 1,299,658	$ 1,363,555
Fair value (Asset)	1,433,528	1,612,732
Fair value (Liability)	(1,498,413)	(1,539,000)
Fair value	(64,882)	73,732
Swap contract [member] | CDI [Member] | 2024 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		181,769
Fair value (Asset)		189,067
Fair value (Liability)		(189,571)
Fair value		(504)
Swap contract [member] | IPCA [Member] | 2024 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		111,031
Fair value (Asset)		142,472
Fair value (Liability)		(111,625)
Fair value		30,847
Swap contract [member] | IPCA [Member] | 2027 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	179,587	79,937
Fair value (Asset)	184,386	94,520
Fair value (Liability)	(189,258)	(85,402)
Fair value	(4,872)	9,118
Swap contract [member] | IPCA [Member] | 2028 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		91,298
Fair value (Asset)		108,777
Fair value (Liability)		(100,034)
Fair value		8,743
Swap contract [member] | IPCA [Member] | 2030 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		289,179
Fair value (Asset)		350,639
Fair value (Liability)		(328,591)
Fair value		22,048
Swap contract [member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	268,023	288,874
Fair value (Asset)	313,755	333,981
Fair value (Liability)	(317,771)	(326,029)
Fair value	(4,016)	7,952
Swap contract [member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	210,353	87,821
Fair value (Asset)	228,005	103,620
Fair value (Liability)	(241,600)	(105,459)
Fair value	(13,594)	(1,839)
Swap contract [member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		18,824
Fair value (Asset)		23,487
Fair value (Liability)		(24,650)
Fair value		(1,163)
Swap contract [member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	217,616	214,822
Fair value (Asset)	260,610	266,169
Fair value (Liability)	(290,070)	(267,639)
Fair value	(29,459)	(1,470)
Swap contract [member] | IPCA [Member] | 2038 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	161,761
Fair value (Asset)	171,602
Fair value (Liability)	(175,329)
Fair value	(3,727)
Swap contract [member] | IPCA [Member] | 2039 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	23,703
Fair value (Asset)	25,066
Fair value (Liability)	(25,208)
Fair value	(142)
Swap contract [member] | IPCA [Member] | 2044 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	91,775
Fair value (Asset)	97,952
Fair value (Liability)	(104,275)
Fair value	(6,322)
Swap contract [member] | LIBOR [Member] | 2034 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	146,840
Fair value (Asset)	152,152
Fair value (Liability)	(154,902)
Fair value	$ (2,750)